Accounting information and policies - Disclosure Of Detailed Information about Effects of Hyperinflationary Economies (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Total assets increase/(reduction)	€ (219)
Turnover increase/(reduction)	(106)
Operating profit increase/(reduction)	(100)
Net monetary gain/(loss)	(56)
Argentina
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Total assets increase/(reduction)	(199)
Turnover increase/(reduction)	(90)
Operating profit increase/(reduction)	(54)
Net monetary gain/(loss)	(46)
Turkey
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Total assets increase/(reduction)	(20)
Turnover increase/(reduction)	(16)
Operating profit increase/(reduction)	(46)
Net monetary gain/(loss)	€ (10)